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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21269

Income Advantage Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen

INCOME ADVANTAGE FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	AUTOMATIC DIVIDEND REINVESTMENT PLAN
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Income Advantage Fund, which covers the six-month period ended October 31, 2005.

Over the past six months, investors in the fixed income markets had to overcome a series of hurdles. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, hurricanes devastated much of the gulf region and inflation fears grew with the prospect of increased federal spending. During such periods of uncertainty, the importance of asset allocation becomes increasingly evident, and we believe the pursuit of yield in offerings such as Evergreen Income Advantage Fund is crucial for the successful long-term performance of diversified investment portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these

LETTER TO SHAREHOLDERS continued

pricing concerns and long-term interest rates began to crawl higher.

The Federal Reserve (Fed), having already anticipated a bout of inflation fears, maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality” during periods of uncertainty, and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout the investment period, the portfolio managers of the fund attempted to capitalize on trends within the high yield market. Specific selections within the media, telecommunications, and cyclical services industries contributed positively to the portfolio. While issues in the basic materials and noncyclical sectors hindered performance in some instances, the fund’s lack of significant exposure to the airlines and automobile industries proved a prescient strategy.

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including yield, within their portfolios.

Please, visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 14.41	$ 15.62	$ 14.92	$ 14.33[2]

Income from investment operations
Net investment income (loss)	0.79[3]	1.56	1.76	0.17
Net realized and unrealized gains or losses on investments	(0.09)	(0.65)	0.68	0.67
Distributions to preferred shareholders from[4]
Net investment income	(0.12)	(0.14)	(0.09)	0[5]
Net realized gains	0	(0.01)	0	0

Total from investment operations	0.58	0.76	2.35	0.84

Distributions to common shareholders from
Net investment income	(0.77)	(1.64)	(1.65)	(0.14)
Net realized gains	0	(0.33)	0	0

Total distributions to common shareholders	(0.77)	(1.97)	(1.65)	(0.14)

Offering costs charged to capital for
Common shares	0	0	0	(0.03)
Preferred shares	0	0	0	(0.08)

Total offering costs	0	0	0	(0.11)

Net asset value, end of period	$ 14.22	$ 14.41	$ 15.62	$ 14.92

Market value, end of period	$ 14.11	$ 14.24	$ 14.44	$ 15.11

Total return based on market value[6]	4.37%	12.07%	6.55%	1.66%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$960,597	$966,835	$1,035,766	$979,903
Liquidation value of preferred shares, end of period (thousands)	$490,000	$490,000	$490,000	$490,000
Asset coverage ratio, end of period	295%	297%	311%	300%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[7]	1.15%	1.15%	0.77%[7]
Expenses excluding waivers/reimbursements and expense reductions	1.18%[7]	1.15%	1.15%	0.77%[7]
Net investment income (loss)[8]	9.04%[7]	10.03%	10.56%	6.66%[7]
Portfolio turnover rate	30%	63%	49%	2%

1 For the period from February 28, 2003 (commencement of class operations), to April 30, 2003.

2 Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.

5 Amount represents less than $0.005 per share.

6 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period repor ted. Dividends and distributions are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

7 Annualized

8 The net investment income (loss) ratio reflects distributions to preferred shareholders. See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 133.4%
CONSUMER DISCRETIONARY 44.3%
Auto Components 3.0%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	$ 4,250,000	$3,623,125
HLI Operating Co., Inc., 10.50%, 06/15/2010 (p)	4,200,000	3,465,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p)	14,350,000	13,776,000
TRW Automotive, Inc., 11.00%, 02/15/2013 (p)	7,000,000	7,857,500

		28,721,625

Diversified Consumer Services 1.5%
Carriage Services, Inc., 7.875%, 01/15/2015	3,600,000	3,708,000
Service Corporation International:
6.75%, 04/01/2016	7,475,000	7,381,563
7.00%, 06/15/2017 144A	3,700,000	3,690,750

		14,780,313

Hotels, Restaurants & Leisure 9.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	10,700,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 (p)	10,930,000	11,203,250
Friendly Ice Cream Corp., 8.375%, 06/15/2012 (p)	3,325,000	3,075,625
Herbst Gaming, Inc., 7.00%, 11/15/2014	7,300,000	7,245,250
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	7,525,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 (p)	7,500,000	7,125,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	10,000,000	10,700,000
MGM MIRAGE, Inc., 9.75%, 06/01/2007 (p)	13,000,000	13,715,000
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 144A	3,500,000	3,591,875
Station Casinos, Inc., 6.875%, 03/01/2016 (p)	9,875,000	9,998,437
Town Sports International, Inc., 9.625%, 04/15/2011 (p)	6,325,000	6,530,563

		91,410,000

Household Durables 2.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014	7,450,000	5,997,250
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 (p)	7,000,000	6,965,000
Jarden Corp., 9.75%, 05/01/2012	6,475,000	6,572,125
Technical Olympic USA, Inc., 10.375%, 07/01/2012	4,800,000	4,848,000

		24,382,375

Leisure Equipment & Products 0.6%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 (p)	6,105,000	5,860,800

Media 19.1%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 (p)	14,000,000	13,440,000
Ser. B, 8.625%, 08/15/2012 (p)	11,430,000	11,572,875
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	15,635,000	15,009,600
CCO Holdings, LLC, 8.75%, 11/15/2013 (p)	7,500,000	7,256,250
Cinemark USA, Inc., 9.00%, 02/01/2013	12,000,000	12,450,000
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	7,000,000	7,052,500
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,563,750
12.125%, 11/15/2012 (p)	7,000,000	8,207,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Emmis Communications Corp.:
6.875%, 05/15/2012 (p)	$7,350,000	$7,294,875
FRN, 9.75%, 06/15/2012	4,150,000	4,181,125
Houghton Mifflin Co., 8.25%, 02/01/2011	14,125,000	14,513,437
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	21,250,000	20,878,125
PRIMEDIA, Inc., 8.875%, 05/15/2011	5,030,000	4,929,400
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,500,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	12,500,000	12,906,250
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 144A (p)	11,200,000	10,654,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,390,350

		183,800,037

Specialty Retail 4.9%
American Achievement Corp., 8.25%, 04/01/2012	6,155,000	6,185,775
Central Garden & Pet Co., 9.125%, 02/01/2013 (p)	7,000,000	7,385,000
CSK Auto, Inc., 7.00%, 01/15/2014	7,675,000	7,214,500
FTD, Inc., 7.75%, 02/15/2014	7,359,000	7,322,205
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	10,887,500
United Auto Group, Inc., 9.625%, 03/15/2012	8,000,000	8,350,000

		47,344,980

Textiles, Apparel & Luxury Goods 3.1%
Levi Strauss & Co.:
9.75%, 01/15/2015	7,025,000	7,130,375
12.25%, 12/15/2012	3,500,000	3,858,750
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,942,500
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,360,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,464,000

		29,755,625

CONSUMER STAPLES 6.2%
Food & Staples Retailing 2.9%
Ingles Markets, Inc., 8.875%, 12/01/2011 (p)	7,000,000	7,043,750
Rite Aid Corp., 12.50%, 09/15/2006	11,175,000	11,761,687
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012 (p)	8,175,000	9,011,957

		27,817,394

Food Products 1.5%
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	1,600,000	1,562,000
8.625%, 12/15/2012	9,220,000	9,865,400
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,468,000

		14,895,400

Personal Products 1.0%
Playtex Products, Inc., 8.00%, 03/01/2011	9,000,000	9,438,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Tobacco 0.8%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	$ 7,000,000	$7,385,000

ENERGY 13.1%
Energy Equipment & Services 3.6%
Dresser, Inc., 9.375%, 04/15/2011	14,000,000	14,560,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	4,100,000	4,325,500
Parker Drilling Co.:
9.625%, 10/01/2013 (p)	3,830,000	4,347,050
9.625%, 10/01/2013 144A	8,125,000	9,221,875
SESI, LLC, 8.875%, 05/15/2011	2,000,000	2,105,000

		34,559,425

Oil, Gas & Consumable Fuels 9.5%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	13,360,000	13,593,800
7.50%, 09/15/2013 (p)	7,000,000	7,455,000
7.75%, 01/15/2015 (p)	3,500,000	3,727,500
El Paso Corp., 7.875%, 06/15/2012 (p)	7,000,000	7,175,000
El Paso Production Holding Co., 7.75%, 06/01/2013	10,500,000	10,867,500
Exco Resources, Inc., 7.25%, 01/15/2011	2,245,000	2,278,675
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,938,687
Peabody Energy Corp., 6.875%, 03/15/2013 (p)	2,720,000	2,822,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,500,000	2,681,250
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,296,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,300,000	2,346,000
Williams Cos.:
7.50%, 01/15/2031 (p)	6,750,000	7,053,750
8.125%, 03/15/2012 (p)	9,750,000	10,578,750

		90,814,162

FINANCIALS 8.1%
Consumer Finance 4.0%
General Motors Acceptance Corp.:
5.625%, 05/15/2009 (p)	8,000,000	7,570,304
6.125%, 09/15/2006	5,200,000	5,185,866
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,865,000
Terra Capital, Inc., 11.50%, 06/01/2010 (h)	8,550,000	9,832,500
Triad Financial Corp., 11.125%, 05/01/2013 144A	6,500,000	6,565,000

		38,018,670

Diversified Financial Services 0.2%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	2,200,000	2,175,250

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	8,750,000	9,406,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.9%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	$7,425,000	$7,870,500
La Quinta Properties, Inc., REIT, 8.875%, 03/15/2011	10,500,000	11,261,250
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,400,000	1,414,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	7,825,000	7,648,938

		28,194,688

HEALTH CARE 6.6%
Health Care Equipment & Supplies 1.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	14,825,363

Health Care Providers & Services 5.1%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	13,910,000
IASIS Healthcare Corp., 8.75%, 06/15/2014	5,100,000	5,253,000
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	7,599,875
Team Health, Inc., 9.00%, 04/01/2012 (p)	8,675,000	9,802,750
Tenet Healthcare Corp., 9.875%, 07/01/2014 (p)	12,520,000	12,175,700

		48,741,325

INDUSTRIALS 6.2%
Commercial Services & Supplies 2.2%
Allied Waste North America, Inc., 9.25%, 09/01/2012 (p)	6,500,000	7,038,525
American Color Graphics, Inc., 10.00%, 06/15/2010 (p)	7,250,000	4,839,375
TriMas Corp., 9.875%, 06/15/2012	11,025,000	8,985,375

		20,863,275

Machinery 4.0%
Case New Holland, Inc., 9.25%, 08/01/2011	15,000,000	15,862,500
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	3,950,000	3,890,750
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	5,385,000	5,223,450
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	5,616,000	5,784,480
Terex Corp.:
9.25%, 07/15/2011	3,800,000	4,075,500
10.375%, 04/01/2011(p)	3,200,000	3,432,000

		38,268,680

INFORMATION TECHNOLOGY 5.8%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,381,000

IT Services 3.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	5,000,000	5,075,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	21,350,000	21,777,000
10.25%, 08/15/2015 144A	4,150,000	4,134,438

		30,986,438

Software 1.6%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,430,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 25.3%
Chemicals 9.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011 (p)	$ 14,000,000	$15,330,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,480,000
Huntsman Advanced Materials, LLC:
11.00%, 07/15/2010	6,500,000	7,247,500
11.625%, 10/15/2010	7,000,000	7,962,500
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	17,140,331
Lyondell Chemical Co.:
9.50%, 12/15/2008	2,000,000	2,105,000
10.50%, 06/01/2013 (p)	11,565,000	13,169,644
11.125%, 07/15/2012	4,435,000	4,967,200
PQ Corp., 7.50%, 02/15/2013 144A	7,655,000	7,080,875

		87,483,050

Containers & Packaging 5.3%
Graham Packaging Co., 9.875%, 10/15/2014 (p)	7,250,000	6,815,000
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	15,000,000	13,537,500
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	10,525,000	10,788,125
8.75%, 11/15/2012	12,150,000	13,091,625
Stone Container Corp., 9.75%, 02/01/2011 (p)	6,500,000	6,532,500

		50,764,750

Metals & Mining 7.7%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	15,650,000	14,163,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	8,800,000	9,042,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	4,750,000	4,702,500
10.125%, 02/01/2010 (p)	9,000,000	9,945,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	10,500,000	11,313,750
United States Steel Corp., 10.75%, 08/01/2008 (p)	22,675,000	25,282,625

		74,449,125

Paper & Forest Products 3.2%
Boise Cascade, LLC, 7.125%, 10/15/2014	3,500,000	3,132,500
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,481,250
Georgia Pacific Corp.:
8.00%, 01/15/2024	4,170,000	4,461,900
8.125%, 05/15/2011	14,000,000	15,260,000

		30,335,650

TELECOMMUNICATION SERVICES 11.0%
Diversified Telecommunication Services 4.3%
Consolidated Communications, Inc., 9.75%, 04/01/2012	8,100,000	8,525,250
Hawaiian Telcom Communications, Inc.:
9.75%, 05/01/2013 144A (p)	4,000,000	4,000,000
FRN, 8.71%, 05/01/2013 144A	5,025,000	4,937,062
Insight Midwest, LP, 9.75%, 10/01/2009 (p)	8,000,000	8,280,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc.:
7.875%, 09/01/2011	$7,300,000	$7,683,250
13.50%, 12/15/2010	7,000,000	8,032,500

		41,458,062

Wireless Telecommunication Services 6.7%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	3,500,000	3,648,750
Centennial Communications Corp., 10.125%, 06/15/2013	10,000,000	11,225,000
Dobson Communications Corp.:
8.375%, 11/01/2011	7,000,000	7,332,500
8.875%, 10/01/2013 (p)	4,000,000	3,930,000
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,621,750
Sprint Nextel Corp., Ser. D, 7.375%, 08/01/2015	10,000,000	10,593,200
Rural Cellular Corp.:
8.25%, 03/15/2012	7,000,000	7,315,000
9.75%, 01/15/2010 (p)	7,350,000	7,350,000
UbiquiTel, Inc., 9.875%, 03/01/2011	3,375,000	3,704,063
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,798,812

		64,519,075

UTILITIES 6.8%
Electric Utilities 3.0%
Edison Mission Energy, 10.00%, 08/15/2008	6,500,000	7,166,250
Reliant Energy, Inc.:
9.25%, 07/15/2010 (p)	7,000,000	7,385,000
9.50%, 07/15/2013	13,000,000	13,910,000

		28,461,250

Independent Power Producers & Energy Traders 3.8%
AES Corp., 9.00%, 05/15/2015 144A	11,250,000	12,262,500
Dynegy, Inc., 10.125%, 07/15/2013 144A	13,000,000	14,365,000
NRG Energy, Inc., 8.00%, 12/15/2013	7,788,000	8,527,860
Tenaska, Inc., 7.00%, 06/30/2021 144A	1,599,611	1,633,158

		36,788,518

Total Corporate Bonds (cost $1,293,929,221)		1,281,517,155

YANKEE OBLIGATIONS-CORPORATE 11.8%
CONSUMER DISCRETIONARY 1.9%
Hotels, Restaurants & Leisure 0.8%
Intrawest Corp., 7.50%, 10/15/2013	7,050,000	7,208,625

Media 1.1%
IMAX Corp., 9.625%, 12/01/2010	9,950,000	10,696,250

CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 (p)	18,500,000	17,251,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

		Principal
		Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
ENERGY 0.7%
Energy Equipment & Services 0.7%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010		$ 6,500,000	$7,215,000

FINANCIALS 1.2%
Consumer Finance 0.3%
Calpine Canada Energy Finance, 8.50%, 05/01/2008 (p) •		5,250,000	2,861,250

Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013		8,640,000	8,283,600

INDUSTRIALS 0.6%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012		2,400,000	2,724,000

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012		3,325,000	3,300,062

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment & Instruments 1.3%
Celestica, Inc.:
7.625%, 07/01/2013		5,250,000	5,131,875
7.875%, 07/01/2011 (p)		7,805,000	7,765,975

			12,897,850

MATERIALS 3.8%
Containers & Packaging 2.0%
Crown European Holdings SA:
9.50%, 03/01/2011		5,000,000	5,500,000
10.875%, 03/01/2013		12,000,000	14,130,000

			19,630,000

Metals & Mining 1.4%
Novelis, Inc., 7.25%, 02/15/2015 144A		14,750,000	13,533,125

Paper & Forest Products 0.4%
Abitibi-Consolidated, Inc., 8.85%, 08/01/2030		4,125,000	3,465,000

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Rogers Wireless, Inc., 7.50%, 03/15/2015 (p)		4,350,000	4,687,125

Total Yankee Obligations-Corporate	(cost $111,086,996)		113,753,137

CONVERTIBLE DEBENTURES 0.8%
UTILITIES 0.8%
Independent Power Producers & Energy Traders 0.8%
Calpine Corp., 7.75%, 06/01/2015 (cost $9,500,000)		9,500,000	7,410,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Shares	Value

WARRANTS 0.6%
TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
American Tower Escrow Corp., Expiring 08/01/2008 * (cost $1,421,436)	17,500	$5,906,576

SHORT-TERM INVESTMENTS 22.5%
MUTUAL FUND SHARES 22.5%
Evergreen Institutional Money Market Fund ø	1,365,528	1,365,528
Navigator Prime Portfolio (pp)	214,315,183	214,315,183

Total Short-Term Investments (cost $215,680,711)		215,680,711

Total Investments (cost $1,631,618,364) 169.1%		1,624,267,579
Other Assets and Liabilities and Preferred Shares (69.1%)		(663,670,619)

Net Assets Applicable to Common Shareholders 100.0%		$960,596,960

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	0.6%
A	0.7%
BBB	0.8%
BB	18.3%
B	72.6%
CCC	7.0%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of October 31, 2005:

Less than 1 year	1.8%
1 to 3 year(s)	4.8%
3 to 5 years	11.5%
5 to 10 years	77.6%
10 to 20 years	2.9%
20 to 30 years	1.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,630,252,836) including $210,275,704 of
securities loaned	$1,622,902,051
Investments in affiliated money market fund, at value (cost $1,365,528)	1,365,528

Total investments	1,624,267,579
Receivable from broker	360,346
Receivable for securities sold	1,219,579
Interest receivable	36,411,202
Receivable for securities lending income	63,445
Unrealized gains on interest rate swap transactions	11,646,787

Total assets	1,673,968,938

Liabilities
Dividends payable	8,443,883
Payable for securities on loan	214,315,183
Advisory fee payable	23,826
Due to other related parties	1,986
Accrued expenses and other liabilities	98,050

Total liabilities	222,882,928

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares, including dividends
payable of $489,050	490,489,050

Net assets applicable to common shareholders	$960,596,960

Net assets applicable to common shareholders represented by
Paid-in capital	$962,154,741
Overdistributed net investment income	(11,866,303)
Accumulated net realized gains on investments	6,012,520
Net unrealized gains on investments	4,296,002

Net assets applicable to common shareholders	$960,596,960

Net asset value per share applicable to common shareholders
Based on $960,596,960 divided by 67,551,070 common shares issued and outstanding
(100,000,000 common shares authorized)	$14.22

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest (net of foreign witholding taxes of $2,497)	$57,963,735
Income from affiliate	233,953
Securities lending	492,696

Total investment income	58,690,384

Expenses
Advisory fee	4,435,322
Administrative services fee	369,610
Transfer agent fees	25,461
Trustees’ fees and expenses	31,364
Printing and postage expenses	109,115
Custodian and accounting fees	138,883
Professional fees	29,052
Auction agent fees	634,976
Other	26,950

Total expenses	5,800,733
Less: Expense reductions	(18,548)

Net expenses	5,782,185

Net investment income	52,908,199

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(6,991,773)
Interest rate swap transactions	1,544,782

Net realized losses on investments	(5,446,991)
Net change in unrealized gains or losses on investments	(705,555)

Net realized and unrealized gains or losses on investments	(6,152,546)
Distributions to preferred shareholders from net investment income	(8,295,412)

Net increase in net assets applicable to common shareholders resulting from operations	$38,460,241

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(unaudited)	April 30, 2005

Operations
Net investment income	$ 52,908,199	$ 113,100,483
Net realized gains or losses on investments	(5,446,991)	23,712,862
Net change in unrealized gains or losses on investments	(705,555)	(76,423,477)
Distributions to preferred shareholders from
Net investment income	(8,295,412)	(9,367,586)
Net realized gains	0	(674,040)

Net increase in net assets applicable to common
shareholders resulting from operations	38,460,241	50,348,242

Distributions to common shareholders from
Net investment income	(51,540,017)	(113,371,836)
Net realized gains	0	(18,002,382)

Total distributions to common shareholders	(51,540,017)	(131,374,218)

Capital share transactions
Net asset value of common shares issued under the
Automatic Dividend Reinvestment Plan	6,841,907	12,094,632

Total decrease in net assets applicable to common shareholders	(6,237,869)	(68,931,344)
Net assets applicable to common shareholders
Beginning of period	966,834,829	1,035,766,173

End of period	$ 960,596,960	$ 966,834,829

Overdistributed net investment income	$ (11,866,303)	$(847,808)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Income Advantage Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Reclassifications

Certain amounts in previous years’ financial statements have been reclassified to conform to the current year’s presentation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets applicable to common shareholders. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended October 31, 2005, the advisory fee was equivalent to 0.90% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets applicable to common shareholders.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2005 and the year ended April 30, 2005, the Fund issued 463,562 and 772,533 common shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $446,453,832 and $432,191,293, respectively, for the six months ended October 31, 2005.

During the six months ended October 31, 2005, the Fund loaned securities to certain brokers. At October 31, 2005, the value of securities on loan and the value of collateral amounted to $210,275,704 and $214,315,183, respectively.

At October 31, 2005, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid	Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

7/02/2006	$150,000,000	Merrill Lynch	Fixed - 1.95%	Floating - 3.86%	$ 2,790,779
		& Co., Inc.
11/26/2006	105,000,000	Merrill Lynch	Fixed - 2.79%	Floating - 4.05%	2,049,992
		& Co., Inc.
7/02/2008	100,000,000	JPMorgan	Fixed - 2.74%	Floating - 3.86%	4,628,864
		Chase & Co.
11/26/2008	65,000,000	Merrill Lynch	Fixed - 3.59%	Floating - 4.05%	2,177,152
		& Co., Inc.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,631,763,864. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,701,933 and $40,198,218, respectively, with a net unrealized depreciation of $7,496,285.

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 19,600 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 3.38% during the six months ended October 31, 2005. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT DISTRIBUTIONS

On October 21, 2005, the Fund declared distributions from net investment income of $0.125 per common share payable on December 1, 2005 to shareholders of record on Novmber 14, 2005.

On November 18, 2005, the Fund declared distributions from net investment income of $0.125 per common share payable on January 3, 2006 to shareholders of record on December 14, 2005.

On December 8, 2005, the Fund declared distributions from net investment income of $0.125 per common share payable on February 1, 2006 to shareholders of record on January 18, 2006.

On December 20, 2005, the Fund declared distributions from long-term capital gains of $0.1708 per common share payable on January 3, 2006 to shareholders of record on December 30, 2005.

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s investment advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s investment advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that Evergreen Investment Services serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under

ADDITIONAL INFORMATION (unaudited) continued

the Fund’s investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s investment advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Fund’s common shares performed in the fifth quintile over the recently completed one-year period. The Trustees noted that the Fund’s assets are principally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperfor-mance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the contractual rate at which the Fund pays fees for the combination of investment advisory and administrative services was generally in line with those paid by comparable funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory and administration fees, and (for most of the funds, but not for the Fund) transfer agency fees, paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568264rv1 12/2005

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: _______________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005